CONSTRUCTION IN PROGRESS (Details Narrative) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Construction In Progress
Construction in progress gross		$ 782,816
Percentage of reimbursement on construction cost	50.00%	50.00%